EQUITY METHOD INVESTMENTS (Narrative) (Details) - USD ($)	Aug. 15, 2014	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 88,000
CRD [Member]
Schedule of Equity Method Investments [Line Items]
Interest acquired (as a percentage)	50.00%
Equity method investments	$ 88,000
Shares of common stock issuable for acquisition of interest	40,000